Eaton Vance
Small-Cap Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	24,456	$ 1,669,122
Woodward, Inc.	20,320	1,978,558
		$ 3,647,680
Automobile Components — 3.4%
Dana, Inc.	22,224	$ 334,471
Dorman Products, Inc.(1)	39,075	3,370,610
Visteon Corp.(1)	6,421	1,007,005
		$ 4,712,086
Automobiles — 0.8%
Harley-Davidson, Inc.	28,317	$ 1,075,197
		$ 1,075,197
Banks — 7.3%
Commerce Bancshares, Inc.	31,265	$ 1,824,313
Community Bank System, Inc.	40,974	2,150,725
Glacier Bancorp, Inc.	25,727	1,080,791
Independent Bank Corp.	17,811	1,168,758
SouthState Corp.	28,077	2,000,767
Stock Yards Bancorp, Inc.	18,903	1,042,311
Wintrust Financial Corp.	9,684	706,448
		$ 9,974,113
Building Products — 5.5%
AAON, Inc.	26,512	$ 2,563,445
AZEK Co., Inc. (The)(1)	90,821	2,137,926
CSW Industrials, Inc.	15,952	2,216,212
Hayward Holdings, Inc.(1)	57,005	668,099
		$ 7,585,682
Capital Markets — 2.5%
Cohen & Steers, Inc.	29,698	$ 1,899,484
Stifel Financial Corp.	26,443	1,562,517
		$ 3,462,001
Chemicals — 4.7%
Quaker Chemical Corp.	13,972	$ 2,765,757
Valvoline, Inc.	106,325	3,714,996
		$ 6,480,753
Security	Shares	Value
Commercial Services & Supplies — 0.8%
Rentokil Initial PLC ADR	28,640	$ 1,045,646
		$ 1,045,646
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	2,983	$ 645,700
Chefs' Warehouse, Inc. (The)(1)	23,021	783,865
Performance Food Group Co.(1)	46,873	2,828,317
		$ 4,257,882
Containers & Packaging — 1.7%
AptarGroup, Inc.	19,896	$ 2,351,508
		$ 2,351,508
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	27,799	$ 2,140,245
		$ 2,140,245
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	144,026	$ 3,579,046
		$ 3,579,046
Electronic Equipment, Instruments & Components — 0.4%
National Instruments Corp.	10,973	$ 575,095
		$ 575,095
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	13,362	$ 1,495,208
		$ 1,495,208
Food Products — 1.0%
J&J Snack Foods Corp.	9,484	$ 1,405,719
		$ 1,405,719
Gas Utilities — 2.7%
ONE Gas, Inc.	46,379	$ 3,674,608
		$ 3,674,608
Ground Transportation — 2.1%
Landstar System, Inc.	16,070	$ 2,880,708
		$ 2,880,708
Health Care Equipment & Supplies — 6.8%
Envista Holdings Corp.(1)	78,455	$ 3,207,241
ICU Medical, Inc.(1)	6,727	1,109,686

Eaton Vance
Small-Cap Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	45,703	$ 2,623,809
Neogen Corp.(1)	130,691	2,420,397
		$ 9,361,133
Health Care Providers & Services — 11.9%
Addus HomeCare Corp.(1)	31,304	$ 3,342,015
Agiliti, Inc.(1)	137,860	2,203,003
Chemed Corp.	7,478	4,021,294
Premier, Inc., Class A	55,530	1,797,506
R1 RCM, Inc.(1)	166,352	2,495,280
U.S. Physical Therapy, Inc.	25,115	2,459,010
		$ 16,318,108
Hotels, Restaurants & Leisure — 4.2%
Papa John's International, Inc.	13,746	$ 1,029,988
Planet Fitness, Inc., Class A(1)	10,080	782,913
Texas Roadhouse, Inc.	7,579	818,987
Wyndham Hotels & Resorts, Inc.	45,781	3,106,241
		$ 5,738,129
Industrial REITs — 4.1%
EastGroup Properties, Inc.	14,796	$ 2,446,075
Rexford Industrial Realty, Inc.	20,699	1,234,695
Terreno Realty Corp.	29,883	1,930,442
		$ 5,611,212
Insurance — 7.2%
RLI Corp.	17,501	$ 2,326,058
Ryan Specialty Holdings, Inc., Class A(1)	48,424	1,948,582
Selective Insurance Group, Inc.	28,010	2,670,193
White Mountains Insurance Group, Ltd.	2,141	2,949,206
		$ 9,894,039
Interactive Media & Services — 0.6%
CarGurus, Inc.(1)	40,735	$ 760,930
		$ 760,930
Leisure Products — 1.0%
Brunswick Corp.	16,669	$ 1,366,858
		$ 1,366,858
Machinery — 1.7%
Middleby Corp.(1)	15,818	$ 2,319,077
		$ 2,319,077
Security	Shares	Value
Professional Services — 2.8%
CBIZ, Inc.(1)	76,218	$ 3,772,029
		$ 3,772,029
Retail REITs — 1.2%
NETSTREIT Corp.	87,897	$ 1,606,757
		$ 1,606,757
Software — 8.0%
Altair Engineering, Inc., Class A(1)	30,658	$ 2,210,748
Clearwater Analytics Holdings, Inc., Class A(1)	81,405	1,299,224
Envestnet, Inc.(1)	47,097	2,763,181
Progress Software Corp.	30,441	1,748,836
SPS Commerce, Inc.(1)	18,768	2,858,366
		$ 10,880,355
Specialized REITs — 1.6%
CubeSmart	47,808	$ 2,209,686
		$ 2,209,686
Specialty Retail — 0.5%
RH(1)	2,762	$ 672,685
		$ 672,685
Trading Companies & Distributors — 2.2%
Core & Main, Inc., Class A(1)	105,635	$ 2,440,168
Herc Holdings, Inc.	4,583	522,004
		$ 2,962,172
Total Common Stocks (identified cost $111,775,626)		$133,816,347

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	2,847,623	$ 2,847,623
Total Short-Term Investments (identified cost $2,847,623)		$ 2,847,623
Total Investments — 99.9% (identified cost $114,623,249)		$136,663,970
Other Assets, Less Liabilities — 0.1%		$ 185,862
Net Assets — 100.0%		$136,849,832

Eaton Vance
Small-Cap Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,847,623, which represents 2.1% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,628,256	$12,001,025	$(11,781,658)	$ —	$ —	$2,847,623	$33,758	2,847,623
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$133,816,347*	$ —	$ —	$133,816,347
Short-Term Investments	2,847,623	—	—	2,847,623
Total Investments	$136,663,970	$ —	$ —	$136,663,970
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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